Short-Term Borrowings (Tables)	12 Months Ended
Aug. 31, 2018
Short-Term Borrowings [Abstract]
Summary of Accounts Receivable Securitization

	2018	2017
	$	$
Trade accounts receivable sold to buyer as security	429	–
Short-term borrowings from buyer	(40)	–
Overcollateralization	389	–

Reconciliation of Accounts Receivable Securitization

	2018	2017
	$	$
Accounts receivable securitization program, beginning of period	–	–
Proceeds received from accounts receivable securitization	40	–
Repayment of accounts receivable securitization	–	–
Accounts receivable securitization program, end of period	40	–